Financial Instruments (Details) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Schedule of derivative liabilities under the fair value hierarchy
Derivative liability	$ 2,954,986	$ 2,364,381	$ 5,111,007
Level 1 [Member]
Schedule of derivative liabilities under the fair value hierarchy
Derivative liability
Level 2 [Member]
Schedule of derivative liabilities under the fair value hierarchy
Derivative liability	$ 2,954,986	$ 2,364,381
Level 3 [Member]
Schedule of derivative liabilities under the fair value hierarchy
Derivative liability